Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 3: DISCONTINUED OPERATIONS

From November 17, 2015 through December 31, 2023, through its subsidiary Arizona Green Power (“AGP”), the Company had entered into an agreement (the “Land Option Agreement”), and a series of amendments to said agreement, to purchase land in Arizona. The Land Option Agreement expired in March 2024. With the expiration of the Land Option Agreement, the Company made the strategic decision to divest itself from AGP.

On February 17, 2025, the Company completed the sale of its majority interest in AGP to Ron Pickett, its CEO, for the amount of $1. This amount was credited against the amount due to Mr. Pickett for business expenses. There were no assets on the books of AGP. The Company de-recognized the liabilities of AGP and the balance of non-controlling interest. The loss on sale of AGP to related party was recognized in income as follows:

Other Liabilities	$35,058
Non-controlling interest	(351,402)
Accounts payable	1
Loss on sale of subsidiary	$(316,343)

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations through February 17, 2025:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025

Selling, general, and administrative expenses	-	-	-	780
Loss on sale of subsidiary	-	-	-	316,343
Loss from discontinued operations, net of tax	$-	$-	$-	$317,123

The following information presents the significant operating cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Six Months Ended
	June 30,	June 30,
	2026	2025
Operating activities of discontinued operations
Net loss from discontinued operations	$-	$(317,123)
Loss on sale of subsidiary	-	316,343

Changes in current assets and liabilities:
Accounts payable	$-	$3,791

NOTE 2: DISCONTINUED OPERATIONS

From November 17, 2015 through December 31, 2023, through its subsidiary Arizona Green Power (“AGP”), the Company had entered into an agreement (the “Land Option Agreement”), and a series of amendments to said agreement, to purchase land in Arizona. The Land Option Agreement expired in March 2024. With the expiration of the Land Option Agreement, the Company has made the strategic decision to divest itself from AGP.

On February 17, 2025, the Company completed the sale of its majority interest in AGP to Ron Pickett, its CEO, for the amount of $1. This amount was credited against the amount due to Mr. Pickett for business expenses. The were no assets on the books of AGP. The Company de-recognized the liabilities of AGP and the balance of non-controlling interest. The gain on sale of AGP to related party was recognized in additional paid-in capital as follows:

Other Liabilities	$(35,058)
Non-controlling interest	351,402
Accounts payable	(1)
Loss on sale of subsidiary	$(316,343)

The following information presents the major classes of line item of assets and liabilities included as part of discontinued operations in the consolidated balance sheets:

	December 31,	December 31,
	2025	2024
Current assets - discontinued operations:
Cash	$-	$3,909
Total current assets - discontinued operations	$-	$3,909

Current liabilities - discontinued operations:
Other liabilities	-	31,265
Total current liabilities - discontinued operations	$-	$31,265

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations:

	Twelve Months Ended
	December 31,	December 31,
	2025	2024

Selling, general, and administrative expenses	780	104,595
Loss on sale of subsidiary	316,343	-
Loss from discontinued operations, net of tax	$317,123	$104,595

The following information presents the significant operating cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Twelve Months Ended
	December 31,	December 31,
	2025	2024
Operating activities of discontinued operations
Net loss from discontinued operations	$(317,123)	$(104,595)
Loss on sale of subsidiary	316,343	-

Changes in current assets and liabilities:
Accounts payable	3,791	(16,844)